Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options

	Options granted on
	March 9, 2022	March 9, 2022
Vesting dates	March 9, 2023	March 9, 2023
	March 9, 2024	March 9, 2024
	March 9, 2025	March 9, 2025
	March 9, 2026	March 9, 2026
Volatility	89.32%	95.70%
Dividend yield	0%	0%
Risk-free investment rate	1.36%	1.37%
Fair value of option at grant date	£0.37	£0.53
Fair value of share at grant date	£0.56	£0.56
Exercise price at date of grant	£0.56	£0.04
Lapse date	March 9, 2032	March 9, 2032
Expected option life (years)	4.50	3.50
Number of options granted	1,020,925	95,000